Share Based Compensation - Additional Information (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013
Share Based Compensation [Abstract]
Number of shares reserved for issuance under the plan				2,000,000
Unrecognized compensation cost		$ 3,542,801
Expected period of recognition for unrecognized compensation cost		1 year 10 months 28 days
Share-based compensation	$ 0	$ 1,225,276	$ 322,103